Taxes - Schedule of Taxes Payable (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 403,817
Other tax payables		5,625
Total	$ 403,817	$ 5,625